Accounts and bills receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts and bills receivable, net
Schedule of accounts and bills receivable, net

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Accounts receivable due from a related party	—	29,555	4,744
Accounts receivable due from third parties	469,339	390,597	62,695
Less: allowance for doubtful accounts	(7,289)	(6,671)	(1,071)
Accounts receivable, net	462,050	413,481	66,368
Bills receivable	814,822	679,630	109,088
Total accounts and bills receivable, net	1,276,872	1,093,111	175,456

Schedule of movements of the allowance for doubtful accounts

	Year ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$
Beginning allowance for doubtful accounts	6,749	7,475	7,289	1,170
Addition charged to (reversal of) bad debt expense	843	994	(618)	(99)
Write-off of accounts receivable	(117)	(1,180)	—	—
Ending allowance for doubtful accounts	7,475	7,289	6,671	1,071